Distribution Date:	06/17/24	BBCMS Mortgage Trust 2019-C3
Determination Date:	06/11/24
Next Distribution Date:	07/17/24
Record Date:	05/31/24	Commercial Mortgage Pass-Through Certificates
Series 2019-C3

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	3		Daniel Vinson	(212) 412-4000	daniel.vinson@barclays.com;
					SPLegalNotices@barclays.com
Certificate Interest Reconciliation Detail	4		745 Seventh Avenue | New York, NY 10019 | United States
Additional Information	5	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Bond / Collateral Reconciliation - Cash Flows	6		Association
			Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7
			10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	K-Star Asset Management LLC
Mortgage Loan Detail (Part 1)	13-15		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
Mortgage Loan Detail (Part 2)	16-18		5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Principal Prepayment Detail	19	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Historical Detail	20
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	21		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Collateral Stratification and Historical Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	23		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	24-25				trustadministrationgroup@computershare.com
Modified Loan Detail	26		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05550MAQ7	2.581000%	16,654,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	05550MAR5	3.438000%	30,000,000.00	16,547,682.63	0.00	47,409.11	0.00	0.00	47,409.11	16,547,682.63	31.08%	30.00%
A-3	05550MAS3	3.319000%	266,000,000.00	266,000,000.00	0.00	735,711.67	0.00	0.00	735,711.67	266,000,000.00	31.08%	30.00%
A-4	05550MAU8	3.583000%	307,000,000.00	307,000,000.00	0.00	916,650.83	0.00	0.00	916,650.83	307,000,000.00	31.08%	30.00%
A-SB	05550MAT1	3.458000%	36,000,000.00	34,057,530.22	557,013.08	98,142.45	0.00	0.00	655,155.53	33,500,517.14	31.08%	30.00%
A-S	05550MAX2	3.895000%	87,811,000.00	87,811,000.00	0.00	285,019.87	0.00	0.00	285,019.87	87,811,000.00	21.37%	20.63%
B	05550MAY0	4.096000%	39,808,000.00	39,808,000.00	0.00	135,877.97	0.00	0.00	135,877.97	39,808,000.00	16.97%	16.38%
C	05550MAZ7	4.178000%	39,807,000.00	39,807,000.00	0.00	138,594.71	0.00	0.00	138,594.71	39,807,000.00	12.56%	12.13%
D	05550MAC8	3.000000%	18,349,000.00	18,349,000.00	0.00	45,872.50	0.00	0.00	45,872.50	18,349,000.00	10.53%	10.17%
E-RR	05550MAE4	4.927169%	27,313,000.00	27,313,000.00	0.00	112,146.48	0.00	0.00	112,146.48	27,313,000.00	7.51%	7.25%
F-RR	05550MAG9	4.927169%	11,708,000.00	11,708,000.00	0.00	48,072.75	0.00	0.00	48,072.75	11,708,000.00	6.22%	6.00%
G-RR	05550MAJ3	4.927169%	10,537,000.00	10,537,000.00	0.00	43,264.65	0.00	0.00	43,264.65	10,537,000.00	5.05%	4.88%
H-RR	05550MAL8	4.927169%	9,367,000.00	9,367,000.00	0.00	38,460.66	0.00	0.00	38,460.66	9,367,000.00	4.01%	3.88%
J-RR*	05550MBA1	4.927169%	36,295,542.00	36,295,542.00	0.00	216,741.51	0.00	0.00	216,741.51	36,295,542.00	0.00%	0.00%
R	05550MAN4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			936,649,542.00	904,600,754.85	557,013.08	2,861,965.16	0.00	0.00	3,418,978.24	904,043,741.77

X-A	05550MAV6	1.467453%	655,654,000.00	623,605,212.85	0.00	762,592.92	0.00	0.00	762,592.92	623,048,199.77
X-B	05550MAW4	0.917093%	167,426,000.00	167,426,000.00	0.00	127,954.31	0.00	0.00	127,954.31	167,426,000.00
X-D	05550MAA2	1.927169%	18,349,000.00	18,349,000.00	0.00	29,468.02	0.00	0.00	29,468.02	18,349,000.00
Notional SubTotal			841,429,000.00	809,380,212.85	0.00	920,015.25	0.00	0.00	920,015.25	808,823,199.77

Deal Distribution Total					557,013.08	3,781,980.41	0.00	0.00	4,338,993.49

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05550MAQ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	05550MAR5	551.58942100	0.00000000	1.58030367	0.00000000	0.00000000	0.00000000	0.00000000	1.58030367	551.58942100
A-3	05550MAS3	1,000.00000000	0.00000000	2.76583335	0.00000000	0.00000000	0.00000000	0.00000000	2.76583335	1,000.00000000
A-4	05550MAU8	1,000.00000000	0.00000000	2.98583332	0.00000000	0.00000000	0.00000000	0.00000000	2.98583332	1,000.00000000
A-SB	05550MAT1	946.04250611	15.47258556	2.72617917	0.00000000	0.00000000	0.00000000	0.00000000	18.19876472	930.56992056
A-S	05550MAX2	1,000.00000000	0.00000000	3.24583332	0.00000000	0.00000000	0.00000000	0.00000000	3.24583332	1,000.00000000
B	05550MAY0	1,000.00000000	0.00000000	3.41333325	0.00000000	0.00000000	0.00000000	0.00000000	3.41333325	1,000.00000000
C	05550MAZ7	1,000.00000000	0.00000000	3.48166679	0.00000000	0.00000000	0.00000000	0.00000000	3.48166679	1,000.00000000
D	05550MAC8	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	05550MAE4	1,000.00000000	0.00000000	4.10597444	0.00000000	0.00000000	0.00000000	0.00000000	4.10597444	1,000.00000000
F-RR	05550MAG9	1,000.00000000	0.00000000	4.10597455	0.00000000	0.00000000	0.00000000	0.00000000	4.10597455	1,000.00000000
G-RR	05550MAJ3	1,000.00000000	0.00000000	4.10597419	0.00000000	0.00000000	0.00000000	0.00000000	4.10597419	1,000.00000000
H-RR	05550MAL8	1,000.00000000	0.00000000	4.10597416	0.00000000	0.00000000	0.00000000	0.00000000	4.10597416	1,000.00000000
J-RR	05550MBA1	1,000.00000000	0.00000000	5.97157386	(1.86559936)	1.75998612	0.00000000	0.00000000	5.97157386	1,000.00000000
R	05550MAN4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05550MAV6	951.11935998	0.00000000	1.16310267	0.00000000	0.00000000	0.00000000	0.00000000	1.16310267	950.26980659
X-B	05550MAW4	1,000.00000000	0.00000000	0.76424396	0.00000000	0.00000000	0.00000000	0.00000000	0.76424396	1,000.00000000
X-D	05550MAA2	1,000.00000000	0.00000000	1.60597417	0.00000000	0.00000000	0.00000000	0.00000000	1.60597417	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	05/01/24 - 05/30/24	30	0.00	47,409.11	0.00	47,409.11	0.00	0.00	0.00	47,409.11	0.00
A-3	05/01/24 - 05/30/24	30	0.00	735,711.67	0.00	735,711.67	0.00	0.00	0.00	735,711.67	0.00
A-4	05/01/24 - 05/30/24	30	0.00	916,650.83	0.00	916,650.83	0.00	0.00	0.00	916,650.83	0.00
A-SB	05/01/24 - 05/30/24	30	0.00	98,142.45	0.00	98,142.45	0.00	0.00	0.00	98,142.45	0.00
X-A	05/01/24 - 05/30/24	30	0.00	762,592.92	0.00	762,592.92	0.00	0.00	0.00	762,592.92	0.00
X-B	05/01/24 - 05/30/24	30	0.00	127,954.31	0.00	127,954.31	0.00	0.00	0.00	127,954.31	0.00
X-D	05/01/24 - 05/30/24	30	0.00	29,468.02	0.00	29,468.02	0.00	0.00	0.00	29,468.02	0.00
A-S	05/01/24 - 05/30/24	30	0.00	285,019.87	0.00	285,019.87	0.00	0.00	0.00	285,019.87	0.00
B	05/01/24 - 05/30/24	30	0.00	135,877.97	0.00	135,877.97	0.00	0.00	0.00	135,877.97	0.00
C	05/01/24 - 05/30/24	30	0.00	138,594.71	0.00	138,594.71	0.00	0.00	0.00	138,594.71	0.00
D	05/01/24 - 05/30/24	30	0.00	45,872.50	0.00	45,872.50	0.00	0.00	0.00	45,872.50	0.00
E-RR	05/01/24 - 05/30/24	30	0.00	112,146.48	0.00	112,146.48	0.00	0.00	0.00	112,146.48	0.00
F-RR	05/01/24 - 05/30/24	30	0.00	48,072.75	0.00	48,072.75	0.00	0.00	0.00	48,072.75	0.00
G-RR	05/01/24 - 05/30/24	30	0.00	43,264.65	0.00	43,264.65	0.00	0.00	0.00	43,264.65	0.00
H-RR	05/01/24 - 05/30/24	30	0.00	38,460.66	0.00	38,460.66	0.00	0.00	0.00	38,460.66	0.00
J-RR	05/01/24 - 05/30/24	30	131,054.49	149,028.56	0.00	149,028.56	(67,712.94)	0.00	0.00	216,741.51	63,879.65
Totals			131,054.49	3,714,267.46	0.00	3,714,267.46	(67,712.94)	0.00	0.00	3,781,980.41	63,879.65

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	Additional Information
Total Available Distribution Amount (1)	4,338,993.49
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,727,048.83	Master Servicing Fee	4,415.33
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,029.16
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	389.48
ARD Interest	0.00	Operating Advisor Fee	1,947.40
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,727,048.83	Total Fees	12,781.37

Principal		Expenses/Reimbursements
Scheduled Principal	557,013.08	Reimbursement for Interest on Advances	4,056.42
Unscheduled Principal Collections		ASER Amount	(33,471.88)
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(40,687.49)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	2,390.00
Total Principal Collected	557,013.08	Total Expenses/Reimbursements	(67,712.95)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,781,980.41
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	557,013.08
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,338,993.49
Total Funds Collected	4,284,061.91	Total Funds Distributed	4,284,061.91

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	904,600,755.22	904,600,755.22	Beginning Certificate Balance	904,600,754.85
(-) Scheduled Principal Collections	557,013.08	557,013.08	(-) Principal Distributions	557,013.08
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	904,043,742.14	904,043,742.14	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	904,702,887.26	904,702,887.26	Ending Certificate Balance	904,043,741.77
Ending Actual Collateral Balance	904,100,060.77	904,100,060.77

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.37)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.37)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.93%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	7	9,910,498.43	1.10%	58	5.3665	NAP	Defeased	7	9,910,498.43	1.10%	58	5.3665	NAP
$9,999,999 or less	30	175,798,899.17	19.45%	56	4.9417	1.739548	1.39 or less	17	264,985,895.22	29.31%	58	4.8239	1.148992
$10,000,000 to $19,999,999	17	234,112,838.03	25.90%	51	4.7503	1.898218	1.40 to 1.49	5	45,106,559.59	4.99%	57	4.9888	1.425169
$20,000,000 to $29,999,999	7	160,829,213.31	17.79%	57	4.7513	1.833215	1.50 to 1.59	3	28,829,493.07	3.19%	58	4.9837	1.579938
$30,000,000 to $39,999,999	4	134,278,011.31	14.85%	57	4.8221	1.559809	1.60 to 1.69	8	104,541,932.36	11.56%	58	4.6703	1.629843
$40,000,000 to $49,999,999	3	131,914,281.89	14.59%	58	4.5013	1.597924	1.70 to 1.79	3	58,263,332.28	6.44%	59	4.5398	1.755102
$50,000,000 or greater	1	57,200,000.00	6.33%	56	5.0000	2.390000	1.80 to 1.99	5	84,544,000.00	9.35%	55	4.5891	1.863141
Totals	69	904,043,742.14	100.00%	55	4.7846	1.791382	2.00 to 2.99	18	268,871,359.49	29.74%	50	4.8524	2.294202
							3.0 or greater	3	38,990,671.70	4.31%	58	4.6143	3.608035
							Totals	69	904,043,742.14	100.00%	55	4.7846	1.791382
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	2	9,910,498.43	1.10%	58	5.3665	NAP	Ohio	14	31,550,295.73	3.49%	59	4.7346	1.978372
Alabama	1	18,314,286.45	2.03%	59	4.8100	2.060000	Oregon	2	18,997,039.52	2.10%	59	4.7374	1.718703
California	12	119,867,633.41	13.26%	57	4.5880	1.904067	Pennsylvania	8	72,762,942.05	8.05%	54	4.8075	1.949944
Colorado	1	24,829,213.31	2.75%	59	4.9000	2.550000	South Carolina	2	8,567,400.60	0.95%	56	5.0000	2.390000
Connecticut	1	2,451,299.77	0.27%	56	5.9400	1.410000	Tennessee	13	18,082,893.59	2.00%	58	4.1848	1.658922
Delaware	1	9,704,000.00	1.07%	50	4.2775	1.840000	Texas	16	65,567,055.07	7.25%	29	4.5876	1.916179
Florida	15	88,392,368.18	9.78%	58	4.9375	1.656511	Virginia	3	10,355,948.72	1.15%	58	4.9634	1.426228
Georgia	6	7,911,031.35	0.88%	58	4.8269	1.160769	Washington	1	4,176,266.33	0.46%	56	5.8400	2.190000
Hawaii	186	10,000,000.03	1.11%	56	4.3100	2.400000	Washington, DC	1	21,000,000.00	2.32%	59	4.7000	1.080000
Idaho	1	2,250,000.00	0.25%	59	4.4890	1.760000	Wisconsin	8	26,167,329.73	2.89%	57	4.8547	1.965456
Illinois	8	13,764,716.67	1.52%	58	4.6583	1.641122	Totals	348	904,043,742.14	100.00%	55	4.7846	1.791382
Indiana	4	10,952,453.70	1.21%	56	5.2510	1.664260
									Property Type³
Iowa	1	1,504,015.51	0.17%	53	4.5500	1.950000
Kansas	1	800,000.00	0.09%	59	4.4890	1.760000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Louisiana	3	30,438,181.58	3.37%	59	4.9217	1.263319		Properties	Balance	Agg. Bal.			DSCR¹
Maryland	1	18,989,771.95	2.10%	58	4.6000	1.010000	Defeased	2	9,910,498.43	1.10%	58	5.3665	NAP
Massachusetts	3	27,414,596.47	3.03%	57	5.0492	2.129153	Industrial	39	103,998,966.62	11.50%	58	4.7264	2.135328
Michigan	8	28,806,930.00	3.19%	58	4.8080	1.395235	Lodging	14	170,875,910.19	18.90%	58	4.9906	1.700292
Minnesota	3	43,928,556.76	4.86%	58	4.8608	1.245182	Mixed Use	1	30,000,000.00	3.32%	56	4.5303	1.890000
Mississippi	7	15,163,332.28	1.68%	58	4.6841	1.741178	Mobile Home Park	11	37,374,889.26	4.13%	58	4.9658	1.424272
Nebraska	1	800,000.00	0.09%	59	4.4890	1.760000	Multi-Family	3	72,497,039.52	8.02%	57	4.7710	1.170327
Nevada	3	14,974,952.85	1.66%	56	5.0000	2.390000	Office	18	232,031,401.62	25.67%	49	4.7864	1.691789
New Mexico	2	4,893,246.27	0.54%	58	5.2071	3.116370	Other	178	9,475,372.78	1.05%	56	4.3100	2.400000
New York	3	60,300,000.00	6.67%	57	4.8522	1.760995	Retail	49	112,351,902.73	12.43%	57	4.7262	1.729412
North Carolina	6	60,455,486.45	6.69%	57	4.8207	1.912996	Self Storage	33	125,527,761.62	13.89%	57	4.6060	2.270473
							Totals	348	904,043,742.14	100.00%	55	4.7846	1.791382

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	9,910,498.43	1.10%	58	5.3665	NAP	Defeased	7	9,910,498.43	1.10%	58	5.3665	NAP
	4.499% or less	7	165,343,281.89	18.29%	57	4.3506	1.724260	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.500% to 4.999%	40	548,980,003.63	60.72%	54	4.7880	1.783561	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.000% to 5.4999%	13	173,182,392.09	19.16%	57	5.1130	1.877506	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.500% or greater	2	6,627,566.10	0.73%	56	5.8770	1.901506	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	69	904,043,742.14	100.00%	55	4.7846	1.791382	49 months or greater	62	894,133,243.71	98.90%	55	4.7781	1.791665
								Totals	69	904,043,742.14	100.00%	55	4.7846	1.791382
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	7	9,910,498.43	1.10%	58	5.3665	NAP	Defeased	7	9,910,498.43	1.10%	58	5.3665	NAP
	60 months or less	62	894,133,243.71	98.90%	55	4.7781	1.791665	299 months or less	62	894,133,243.71	98.90%	55	4.7781	1.791665
61 months to 109 months		0	0.00	0.00%	0	0.0000	0.000000	300 months to 352 months	0	0.00	0.00%	0	0.0000	0.000000
	110 months or greater	0	0.00	0.00%	0	0.0000	0.000000	353 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	69	904,043,742.14	100.00%	55	4.7846	1.791382	Totals	69	904,043,742.14	100.00%	55	4.7846	1.791382
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	7	9,910,498.43	1.10%	58	5.3665	NAP			No outstanding loans in this group
Underwriter's Information		16	192,603,622.12	21.30%	56	4.7190	1.770266
	12 months or less	42	595,358,200.04	65.86%	55	4.7956	1.743950
	13 months to 24 months	4	106,171,421.55	11.74%	56	4.7878	2.098049
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	69	904,043,742.14	100.00%	55	4.7846	1.791382
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30316087	SS	Various	Various	Actual/360	5.000%	246,277.78	0.00	0.00	N/A	02/01/29	--	57,200,000.00	57,200,000.00	06/01/24
2A1	30316088	OF	Malvern	PA	Actual/360	4.860%	125,550.00	0.00	0.00	N/A	11/07/28	--	30,000,000.00	30,000,000.00	06/07/24
2A2	30316089				Actual/360	4.860%	104,625.00	0.00	0.00	N/A	11/07/28	--	25,000,000.00	25,000,000.00	06/07/24
3	30316096	IN	Various	Various	Actual/360	4.489%	188,444.48	0.00	0.00	N/A	05/06/29	--	48,750,000.00	48,750,000.00	06/06/24
4A1	30316097	LO	Various	Various	Actual/360	4.958%	149,428.61	0.00	0.00	N/A	05/01/29	--	35,000,000.00	35,000,000.00	06/01/24
4A3	30316099				Actual/360	4.958%	42,693.89	0.00	0.00	N/A	05/01/29	--	10,000,000.00	10,000,000.00	06/01/24
5	30316107	LO	Fort Lauderdale	FL	Actual/360	4.865%	177,102.89	0.00	0.00	N/A	04/06/29	--	42,275,000.00	42,275,000.00	06/06/24
6	30316108	OF	Plymouth	MN	Actual/360	4.895%	165,785.73	53,013.70	0.00	N/A	04/06/29	--	39,331,025.01	39,278,011.31	06/06/24
7A1	30316109	SS	Various	Various	Actual/360	4.140%	145,959.61	53,104.25	0.00	N/A	04/06/29	--	40,942,386.14	40,889,281.89	06/06/24
8A2	30316111	MF	San Francisco	CA	Actual/360	4.436%	95,496.91	0.00	0.00	N/A	02/10/29	--	25,000,000.00	25,000,000.00	05/10/24
8A4	30316112				Actual/360	4.436%	38,198.76	0.00	0.00	N/A	02/10/29	--	10,000,000.00	10,000,000.00	05/10/24
9	30316113	MU	New York	NY	Actual/360	4.530%	117,033.19	0.00	0.00	N/A	02/08/29	--	30,000,000.00	30,000,000.00	05/08/24
10A3	30316114	OF	Addison	TX	Actual/360	4.568%	59,003.33	0.00	0.00	N/A	02/06/24	--	15,000,000.00	15,000,000.00	03/06/24
10A6	30316115				Actual/360	4.568%	39,335.56	0.00	0.00	N/A	02/06/24	--	10,000,000.00	10,000,000.00	03/06/24
10A8	30316116				Actual/360	4.568%	19,667.78	0.00	0.00	N/A	02/06/24	--	5,000,000.00	5,000,000.00	03/06/24
11A3	30502576	MH	Various	Various	Actual/360	4.900%	38,772.72	10,762.52	0.00	N/A	04/06/29	--	9,189,058.94	9,178,296.42	06/06/24
11A3B	30507873				Actual/360	4.900%	2,768.85	768.58	0.00	N/A	04/06/29	--	656,212.34	655,443.76	06/06/24
11A4B	30507874				Actual/360	4.900%	1,384.43	384.28	0.00	N/A	04/06/29	--	328,106.23	327,721.95	06/06/24
11A4	30502577				Actual/360	4.900%	19,386.36	5,381.27	0.00	N/A	04/06/29	--	4,594,529.33	4,589,148.06	06/06/24
11A6	30502579				Actual/360	4.900%	19,386.36	5,381.27	0.00	N/A	04/06/29	--	4,594,529.33	4,589,148.06	06/06/24
11A6B	30507876				Actual/360	4.900%	1,384.43	384.28	0.00	N/A	04/06/29	--	328,106.23	327,721.95	06/06/24
11A7B	30507877				Actual/360	4.900%	1,384.43	384.28	0.00	N/A	04/06/29	--	328,106.23	327,721.95	06/06/24
11A7	30502580				Actual/360	4.900%	19,386.36	5,381.27	0.00	N/A	04/06/29	--	4,594,529.33	4,589,148.06	06/06/24
11A8	30502581				Actual/360	4.900%	19,386.36	5,381.27	0.00	N/A	04/06/29	--	4,594,529.33	4,589,148.06	06/06/24
11A8B	30507878				Actual/360	4.900%	1,384.43	384.28	0.00	N/A	04/06/29	--	328,106.23	327,721.95	06/06/24
12	30316117	LO	Colorado Springs	CO	Actual/360	4.900%	104,927.38	38,368.83	0.00	N/A	05/06/29	--	24,867,582.14	24,829,213.31	06/06/24
13A1	30316118	OF	Kings Mountain	NC	Actual/360	4.650%	59,985.54	17,359.98	0.00	N/A	04/01/29	--	14,980,779.48	14,963,419.50	06/01/24
13A3	30316120				Actual/360	4.650%	19,995.18	5,786.66	0.00	N/A	04/01/29	--	4,993,593.16	4,987,806.50	06/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
13A4	30316121				Actual/360	4.650%	19,995.18	5,786.66	0.00	N/A	04/01/29	--	4,993,593.16	4,987,806.50	06/01/24
14	30316122	MF	Hudson	NY	Actual/360	5.350%	110,566.67	0.00	0.00	N/A	04/06/29	--	24,000,000.00	24,000,000.00	06/06/24
15	30316123	SS	Irvine	CA	Actual/360	4.350%	78,662.50	0.00	0.00	N/A	05/01/29	--	21,000,000.00	21,000,000.00	06/01/24
16	30316124	OF	Washington	DC	Actual/360	4.700%	84,991.67	0.00	0.00	N/A	05/06/29	--	21,000,000.00	21,000,000.00	04/06/24
17	30316125	OF	Sacramento	CA	Actual/360	5.000%	84,238.48	25,809.95	0.00	N/A	04/06/29	--	19,565,066.62	19,539,256.67	06/06/24
18	30316127	RT	Various	Various	Actual/360	4.582%	78,912.22	0.00	0.00	N/A	04/01/29	--	20,000,000.00	20,000,000.00	06/01/24
19A1	30316129	OF	Columbia	MD	Actual/360	4.600%	75,328.34	27,200.53	0.00	N/A	04/06/29	--	19,016,972.48	18,989,771.95	06/06/24
20	30316131	RT	Huntsville	AL	Actual/360	4.810%	75,953.36	23,322.67	0.00	N/A	05/01/29	--	18,337,609.12	18,314,286.45	06/01/24
21A1-2	30502815	RT	Pittsburgh	PA	Actual/360	4.649%	19,969.87	5,810.47	0.00	N/A	03/06/29	--	4,987,808.59	4,981,998.12	06/06/24
21A3	30502364				Actual/360	4.649%	39,939.74	11,620.94	0.00	N/A	03/06/29	--	9,975,617.19	9,963,996.25	06/06/24
21A6	30502367				Actual/360	4.649%	3,993.97	1,162.10	0.00	N/A	03/06/29	--	997,561.72	996,399.62	06/06/24
21A71	30502368				Actual/360	4.649%	3,993.97	1,162.10	0.00	N/A	03/06/29	--	997,561.72	996,399.62	06/06/24
22	30316132	IN	Akron	OH	Actual/360	4.917%	67,745.33	0.00	0.00	N/A	05/01/29	--	16,000,000.00	16,000,000.00	06/01/24
23	30315541	Various Various		Various	Actual/360	4.550%	58,770.83	0.00	0.00	N/A	11/01/28	--	15,000,000.00	15,000,000.00	06/01/24
24	30316133	MF	Beaverton	OR	Actual/360	4.610%	53,666.87	22,010.69	0.00	N/A	05/01/29	--	13,519,050.21	13,497,039.52	06/01/24
25	30316134	OF	Milwaukee	WI	Actual/360	4.887%	58,700.15	18,935.60	0.00	N/A	03/06/29	--	13,948,826.71	13,929,891.11	06/06/24
27	30316135	IN	Goleta	CA	Actual/360	4.800%	57,814.05	15,848.97	0.00	N/A	02/01/29	--	13,987,270.52	13,971,421.55	06/01/24
28	30316136	LO	Lubbock	TX	Actual/360	4.930%	55,787.33	16,479.93	0.00	N/A	03/06/29	--	13,141,031.25	13,124,551.32	06/06/24
29	30316137	IN	Mooresville	NC	Actual/360	5.030%	49,736.05	13,461.83	0.00	N/A	11/01/28	--	11,482,702.60	11,469,240.77	06/01/24
30	30316138	LO	Altamonte Springs	FL	Actual/360	4.990%	44,385.84	15,669.75	0.00	N/A	05/01/29	--	10,329,628.94	10,313,959.19	06/01/24
31	30316139	RT	Various	VA	Actual/360	4.980%	42,618.33	13,164.41	0.00	N/A	04/06/29	--	9,938,204.04	9,925,039.63	06/06/24
32	30502492	Various Various		HI	Actual/360	4.310%	37,113.89	0.00	0.00	N/A	02/07/29	--	10,000,000.00	10,000,000.00	06/07/24
33A4	30502462	IN	Various	MS	Actual/360	4.800%	19,687.94	6,545.33	0.00	N/A	04/06/29	--	4,763,211.47	4,756,666.14	06/06/24
33A5	30502463				Actual/360	4.800%	19,687.94	6,545.33	0.00	N/A	04/06/29	--	4,763,211.47	4,756,666.14	06/06/24
34	30316140	LO	Indianapolis	IN	Actual/360	5.380%	42,760.93	13,267.37	0.00	N/A	02/06/29	--	9,230,084.71	9,216,817.34	06/06/24
35	30316141	MH	Van Nuys	CA	Actual/360	5.150%	43,637.67	0.00	0.00	N/A	04/06/29	--	9,840,000.00	9,840,000.00	06/06/24
36	30316142	RT	Newark	DE	Actual/360	4.277%	35,743.74	0.00	0.00	N/A	08/01/28	--	9,704,000.00	9,704,000.00	06/01/24
37	30316143	RT	Springfield	IL	Actual/360	4.750%	33,329.55	12,053.77	0.00	N/A	05/01/29	--	8,148,481.87	8,136,428.10	06/01/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
38	30316144	LO	Dunn	NC	Actual/360	5.000%	32,512.20	11,507.17	0.00	N/A	04/06/29	--	7,551,220.35	7,539,713.18	06/06/24
39	30502906	Various Various		FL	Actual/360	5.150%	32,680.59	9,363.43	0.00	N/A	05/06/29	--	7,369,252.21	7,359,888.78	06/06/24
40	30316145	RT	North Attleboro	MA	Actual/360	5.280%	32,400.64	9,154.11	0.00	N/A	05/01/29	--	7,126,239.94	7,117,085.83	02/01/24
41	30316146	LO	Wausau	WI	Actual/360	5.140%	27,305.90	9,154.78	0.00	N/A	04/06/29	--	6,169,276.75	6,160,121.97	06/06/24
42	30316147	SS	Malden	MA	Actual/360	4.900%	27,200.95	8,092.38	0.00	N/A	04/06/29	--	6,446,572.12	6,438,479.74	06/06/24
43	30316148	LO	Gatesville	TX	Actual/360	5.500%	24,117.04	10,885.95	0.00	N/A	03/01/29	--	5,092,161.29	5,081,275.34	06/01/24
44	30316149	RT	La Grande	OR	Actual/360	5.050%	23,917.36	0.00	0.00	N/A	05/01/29	--	5,500,000.00	5,500,000.00	06/01/24
45	30316150	RT	Leesville	LA	Actual/360	4.850%	21,043.62	7,847.51	0.00	N/A	05/01/29	--	5,038,710.91	5,030,863.40	06/01/24
46	30316151	LO	Fairburn	GA	Actual/360	5.050%	18,396.92	9,509.66	0.00	N/A	05/01/29	--	4,230,527.06	4,221,017.40	06/01/24
47	30316152	LO	Santa Rosa	NM	Actual/360	5.350%	18,556.43	8,675.86	0.00	N/A	05/01/29	--	4,027,926.01	4,019,250.15	06/01/24
48	30316153	LO	Long Beach	WA	Actual/360	5.840%	21,029.58	5,489.04	0.00	N/A	02/01/29	--	4,181,755.37	4,176,266.33	06/01/24
49	30316154	LO	Green Bay	WI	Actual/360	5.450%	13,464.29	6,091.07	0.00	N/A	05/06/29	--	2,868,982.60	2,862,891.53	06/06/24
50	30316155	IN	Plainville	CT	Actual/360	5.940%	12,554.55	3,157.00	0.00	N/A	02/05/29	--	2,454,456.77	2,451,299.77	01/05/24
Totals							3,727,048.83	557,013.08	0.00				904,600,755.22	904,043,742.14
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	12,031,943.09	3,020,811.87	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	12,031,943.09	3,020,811.87	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	8,587,886.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A1	15,731,909.74	16,016,489.63	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4A3	15,731,909.74	16,016,489.63	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,562,150.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,787,530.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1	12,133,197.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8A2	0.00	0.00	--	--	--	0.00	0.00	95,443.09	95,443.09	0.00	0.00
8A4	0.00	0.00	--	--	--	0.00	0.00	38,177.24	38,177.24	0.00	0.00
9	26,491,437.50	0.00	--	--	--	0.00	0.00	116,968.61	116,968.61	0.00	0.00
10A3	12,241,449.00	0.00	--	--	05/02/24	0.00	0.00	58,861.38	175,010.80	0.00	0.00
10A6	12,241,449.00	0.00	--	--	05/02/24	0.00	0.00	39,240.92	116,673.91	0.00	0.00
10A8	12,241,449.00	0.00	--	--	05/02/24	0.00	0.00	19,620.46	58,336.95	0.00	0.00
11A3	4,382,622.30	4,429,932.40	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A3B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11A4	4,382,622.30	4,429,932.40	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A4B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11A6	4,382,622.30	4,429,932.40	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A6B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11A7	4,382,622.30	4,429,932.40	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A7B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11A8	4,382,622.30	4,429,932.40	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11A8B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	5,067,839.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13A1	5,394,369.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13A3	5,394,369.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
13A4	5,394,369.37	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,109,474.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,924,952.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,686,994.39	0.00	--	--	02/12/24	8,550,560.18	34,587.61	118,219.61	84,946.46	0.00	0.00
17	1,770,401.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	4,804,378.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19A1	3,009,859.12	667,105.35	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,626,204.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21A1-2	6,773,547.14	1,684,919.37	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21A3	6,773,547.14	1,684,919.37	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21A6	6,773,547.14	1,684,919.37	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21A71	6,773,547.14	1,684,919.37	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	5,100,937.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	4,948,118.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,489,034.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,468,304.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,428,291.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,148,398.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,682,264.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	944,319.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	65,702,927.10	17,516,694.20	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33A4	4,798,646.78	1,144,600.53	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33A5	4,798,646.78	1,144,600.53	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,258,803.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	933,317.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	44,638,594.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	928,736.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
38	937,165.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	990,086.72	258,587.06	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	708,317.33	0.00	--	--	--	0.00	0.00	41,226.51	166,159.00	2,198.60	0.00
41	1,446,659.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,043,114.63	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	570,796.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	393,669.82	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	293,304.25	60,076.59	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1,221,818.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	775,017.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	0.00	0.00	--	--	--	0.00	0.00	15,683.04	78,531.78	0.00	0.00
Totals	385,654,056.88	87,755,606.74				8,550,560.18	34,587.61	543,440.85	930,247.84	2,198.60	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/24	1	21,000,000.00	0	0.00	2	9,568,385.60	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.784597%	4.768189%	55
05/17/24	0	0.00	1	7,126,239.94	2	23,454,456.77	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.784636%	4.768228%	56
04/17/24	1	7,136,394.55	1	2,458,001.21	1	21,000,000.00	0	0.00	0	0.00	2	35,000,000.00	0	0.00	0	0.00	4.784680%	4.768271%	57
03/15/24	1	2,461,124.11	0	0.00	1	21,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.784761%	4.768351%	58
02/16/24	1	2,465,040.44	0	0.00	1	21,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.784862%	4.768450%	59
01/18/24	0	0.00	0	0.00	1	21,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.784944%	4.768532%	60
12/15/23	3	37,471,198.89	0	0.00	1	21,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.785026%	4.768614%	61
11/17/23	3	30,000,000.00	1	21,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.785117%	4.768704%	62
10/17/23	1	21,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.785198%	4.768785%	63
09/15/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.785287%	4.768873%	64
08/17/23	1	21,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.785368%	4.768953%	65
07/17/23	1	21,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.785447%	4.769033%	66
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
8A2	30316111	05/10/24	0	A	95,443.09	95,443.09	0.00	25,000,000.00	07/31/23	9
8A4	30316112	05/10/24	0	A	38,177.24	38,177.24	0.00	10,000,000.00	07/31/23	9
9	30316113	05/08/24	0	B	116,968.61	116,968.61	0.00	30,000,000.00
10A3	30316114	03/06/24	2	5	58,861.38	175,010.80	0.00	15,000,000.00	09/12/23	98
10A6	30316115	03/06/24	2	5	39,240.92	116,673.91	0.00	10,000,000.00	09/12/23	98
10A8	30316116	03/06/24	2	5	19,620.46	58,336.95	0.00	5,000,000.00	09/12/23	98
16	30316124	04/06/24	1	1	118,219.61	84,946.46	8,762.00	21,000,000.00	06/06/23	98
40	30316145	02/01/24	3	3	41,226.51	166,159.00	3,198.60	7,156,576.71
50	30316155	01/05/24	4	6	15,683.04	78,531.78	2,500.00	2,468,127.52	04/10/24	2
Totals					543,440.85	930,247.84	14,460.60	125,624,704.23
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		30,000,000	0	30,000,000		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		874,043,742	843,475,357	30,568,386		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-24	904,043,742	843,475,357	21,000,000	30,000,000	9,568,386	0
May-24	904,600,755	844,020,059	0	37,126,240	23,454,457	0
Apr-24	905,210,277	844,615,881	7,136,395	32,458,001	21,000,000	0
Mar-24	905,681,038	852,219,914	2,461,124	0	51,000,000	0
Feb-24	906,220,016	882,754,976	2,465,040	0	21,000,000	0
Jan-24	906,651,415	885,651,415	0	0	21,000,000	0
Dec-23	907,080,980	848,609,781	37,471,199	0	21,000,000	0
Nov-23	907,551,899	856,551,899	30,000,000	21,000,000	0	0
Oct-23	907,977,635	886,977,635	21,000,000	0	0	0
Sep-23	908,444,864	908,444,864	0	0	0	0
Aug-23	908,866,804	887,866,804	21,000,000	0	0	0
Jul-23	909,286,950	888,286,950	21,000,000	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
8A2	30316111	25,000,000.00	25,000,000.00	328,800,000.00	10/23/23	12,957,426.00	0.71000	12/31/22	02/10/29	(61)
8A4	30316112	10,000,000.00	10,000,000.00	328,800,000.00	10/23/23	12,957,426.00	0.71000	12/31/22	02/10/29	(61)
10A3	30316114	15,000,000.00	15,000,000.00	207,000,000.00	03/13/24	11,013,320.00	2.26000	06/30/23	02/06/24	(61)
10A6	30316115	10,000,000.00	10,000,000.00	207,000,000.00	03/13/24	11,013,320.00	2.26000	06/30/23	02/06/24	(61)
10A8	30316116	5,000,000.00	5,000,000.00	207,000,000.00	03/13/24	11,013,320.00	2.26000	06/30/23	02/06/24	(61)
16	30316124	21,000,000.00	21,000,000.00	12,900,000.00	09/06/23	1,447,370.39	1.08000	09/30/23	05/06/29	(61)
50	30316155	2,451,299.77	2,468,127.52	3,570,000.00	08/03/18	341,602.34	1.41000	--	02/05/29	299
Totals		88,451,299.77	88,468,127.52	1,295,070,000.00		60,743,784.73

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 30

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
8A2	30316111	MF	CA	07/31/23	9

6/11/2024 - Subject $384 million whole note is secured by a 754-unit class A multi-family high rise with a retail component located in San Francisco, CA. Note was transferred to the Special Servicer on August 1, 2023 due to imminent default;

property cash flow is insufficient to cover operating expenses and capital expenditures after the payment of debt service. Loan structure includes 6 securitized A and AB notes and 2 B-notes. The Borrower was defaulted for the failure to pay operating expenses when due. The A and AB notes are paid current. Note was modified on February 27, 2024. Modification terms include a $10.5 million capital infusion from the Borrower to pay accrued payables and payments under the B-1 note, modification costs and to reserve f or CAPX. The B-1 note was modified to temporarily reduce its interest rate. The B-2 note was modified with a 0% interest rate and the waiver of payment until the maturity date. Modification was booked

	and the Borrower has made three consecutive payments. Returning notes to the master servicer.

8A4	30316112	Various	Various	07/31/23	9

6/11/2024 - Subject $384 million whole note is secured by a 754-unit class A multi-family high rise with a retail component located in San Francisco, CA. Note was transferred to the Special Servicer on August 1, 2023 due to imminent default;

property cash flow is insufficient to cover operating expenses and capital expenditures after the payment of debt service. Loan structure includes 6 securitized A and AB notes and 2 B-notes. The Borrower was defaulted for the failure to pay operating expenses when due. The A and AB notes are paid current. Note was modified on February 27, 2024. Modification terms include a $10.5 million capital infusion from the Borrower to pay accrued payables and payments under the B-1 note, modification costs and to reserve f or CAPX. The B-1 note was modified to temporarily reduce its interest rate. The B-2 note was modified with a 0% interest rate and the waiver of payment until the maturity date. Modification was booked

	and the Borrower has made three consecutive payments. Returning notes to the master servicer.

10A3	30316114	OF	TX	09/12/23	98

5/13/2024 - 5.1.2024: Loan transferred to Special Servicing 9/12/2023 for Imminent Monetary Default related to loan maturity. Loan is secured by a three tower, 1,079,511 sf, office complex in Addison, Texas. As of April 2024, the Property was

75.6% leased with an additional 70,109 square feet or 6.49% of the subject''s rentable area pending lease execution. Negotiations with the original Borrower/Sponsorship relative to a potential maturity date extension have been actively ongoing.

Mezz lender conducted UCC foreclosure on 5/2/2024. Lender is also dual tracking the loan for foreclosure and has filed a motion to procure a count appointed receiver. Updated appraisal received in April 2024.

10A6	30316115	Various	Various	09/12/23	98

5/13/2024 - 5.1.2024: Loan transferred to Special Servicing 9/12/2023 for Imminent Monetary Default related to loan maturity. Loan is secured by a three tower, 1,079,511 sf, office complex in Addison, Texas. As of April 2024, the Property was

75.6% leased with an additional 70,109 square feet or 6.49% of the subject''s rentable area pending lease execution. Negotiations with the original Borrower/Sponsorship relative to a potential maturity date extension have been actively ongoing.

Mezz lender conducted UCC foreclosure on 5/2/2024. Lender is also dual tracking the loan for foreclosure and has filed a motion to procure a count appointed receiver. Updated appraisal received in April 2024.

10A8	30316116	Various	Various	09/12/23	98

5/13/2024 - 5.1.2024: Loan transferred to Special Servicing 9/12/2023 for Imminent Monetary Default related to loan maturity. Loan is secured by a three tower, 1,079,511 sf, office complex in Addison, Texas. As of April 2024, the Property was

75.6% leased with an additional 70,109 square feet or 6.49% of the subject''s rentable area pending lease execution. Negotiations with the original Borrower/Sponsorship relative to a potential maturity date extension have been actively ongoing.

Mezz lender conducted UCC foreclosure on 5/2/2024. Lender is also dual tracking the loan for foreclosure and has filed a motion to procure a count appointed receiver. Updated appraisal received in April 2024.

16	30316124	OF	DC	06/06/23	98

6/11/2024 - Loan was transferred to special servicing 6/7/2023 due to an Imminent Monetary Default. The loan is secured by a 6-story, 70,658 SF Class B+ office building and a 104-space, subterranean parking garage. Cash management was in place at the time of transfer to SS. Legal counsel has been engaged, the demand notice was sent and the Loan accelerated. Receivership order was entered on 11/15/23 and receiver has control of the property as of 11/20/23. 2024 receiver

	budget has been approved and receiver and is working on repairing deferred maintenance, addressing lease renewals for near term roll and touring the space with tenant prospects.

© 2021 Computershare. All rights reserved. Confidential.						Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
50	30316155	IN	CT	04/10/24	2

6/11/2024 - The collateral consists of two single-story industrial flex/warehouse buildings totaling 99,709 SF and a stand-alone garage structure. The improvements were constructed in 1910, 1945, and 1950 and all renovated in 2008. Payment is due for February 2024. Borrower signed PNA and requested a bring-current statement. Negotiations for Borrower to bring the loan current are ongoing as Special Servicer continues to dual track toward foreclosure. An appraisal has been ordered.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	30316107	42,275,000.00	4.86500%	42,275,000.00	4.86500%	10	05/06/20	05/06/20	05/08/20
5	30316107	0.00	4.86500%	0.00	4.86500%	8	05/08/20	05/06/20	05/06/20
8A2	30316111	0.00	4.43598%	0.00	4.43598%	8	02/27/24	02/27/24	04/01/24
8A4	30316112	0.00	4.43598%	0.00	4.43598%	8	02/27/24	02/27/24	04/01/24
11A3	30502576	0.00	4.90000%	0.00	4.90000%	8	10/26/21	10/26/21	11/02/21
11A3	30502576	0.00	4.90000%	0.00	4.90000%	8	11/02/21	10/26/21	10/26/21
11A4	30502577	0.00	4.90000%	0.00	4.90000%	8	10/26/21	10/26/21	11/02/21
11A4	30502577	0.00	4.90000%	0.00	4.90000%	8	11/02/21	10/26/21	10/26/21
11A6	30502579	0.00	4.90000%	0.00	4.90000%	8	10/26/21	10/26/21	11/02/21
11A6	30502579	0.00	4.90000%	0.00	4.90000%	8	11/02/21	10/26/21	10/26/21
11A7	30502580	0.00	4.90000%	0.00	4.90000%	8	10/26/21	10/26/21	11/02/21
11A7	30502580	0.00	4.90000%	0.00	4.90000%	8	11/02/21	10/26/21	10/26/21
11A8	30502581	0.00	4.90000%	0.00	4.90000%	8	10/26/21	10/26/21	11/02/21
11A8	30502581	0.00	4.90000%	0.00	4.90000%	8	11/02/21	10/26/21	10/26/21
24	30316133	0.00	4.61000%	0.00	4.61000%	8	02/15/22	12/20/21	02/15/22
28	30316136	13,570,000.00	4.93000%	13,570,000.00	4.93000%	8	05/20/20	06/05/20	05/22/20
28	30316136	0.00	4.93000%	0.00	4.93000%	8	05/22/20	06/05/20	05/20/20
30	30316138	11,031,390.54	4.99000%	11,031,390.54	4.99000%	8	06/10/20	07/01/20	06/12/20
30	30316138	0.00	4.99000%	0.00	4.99000%	8	06/12/20	07/01/20	06/10/20
34	30316140	9,834,265.38	5.38000%	9,834,265.38	5.38000%	8	06/02/20	06/05/20	06/08/20
34	30316140	0.00	5.38000%	0.00	5.38000%	8	06/08/20	06/05/20	06/02/20
43	30316148	0.00	5.50000%	0.00	5.50000%	8	03/15/21	03/15/21	05/04/21
43	30316148	0.00	5.50000%	0.00	5.50000%	8	05/04/21	03/15/21	03/15/21
46	30316151	4,656,849.29	5.05000%	4,656,849.29	5.05000%	8	06/02/20	06/01/20	06/08/20
46	30316151	0.00	5.05000%	0.00	5.05000%	8	06/08/20	06/01/20	06/02/20
49	30316154	3,146,449.30	5.45000%	3,146,449.30	5.45000%	10	04/23/20	05/06/20	04/24/20
49	30316154	0.00	5.45000%	0.00	5.45000%	8	04/24/20	05/06/20	04/23/20
Totals		84,513,954.51		84,513,954.51
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 26 of 30

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 30

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	305.61	0.00	0.00	0.00
8A2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.01
8A4	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	(44,187.49)	0.00	0.00	(33,471.88)	0.00	0.00	3,736.56	0.00	0.00	0.00
30	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	15.42	0.00	0.00	0.00
42	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(1.17)	0.00	0.00	0.00
43	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2,390.00	0.00
50	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(40,687.49)	0.00	0.00	(33,471.88)	0.00	0.00	4,056.42	0.00	2,390.00	0.01
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(67,712.94)

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30